Basic and diluted net earnings (loss) per share - Schedule of Earnings (Loss) per Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Net earnings (loss) attributable to shareholders of AQN	$ 28,674,000	$ (211,989,000)
Series A and D Preferred shares dividend	8,356,000	8,720,000
Net earnings (loss) attributable to common shareholders of AQN – basic (in shares)	20,318,000	(220,709,000)
Net earnings (loss) attributable to common shareholders of AQN – diluted (in shares)	$ 20,318,000	$ (220,709,000)
Weighted average number of shares
Basic (in shares)	688,738,717	677,862,207
Effect of dilutive securities (in shares)	2,024,509	0
Diluted (in shares)	690,763,226	677,862,207
Series A preferred shares
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,586,000	$ 4,786,000
Series D preferred shares
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 3,770,000	$ 3,934,000